Filed pursuant to Rule 497(e)

Registration Nos. 333-03715 and 811-07619

[CHAPMAN AND CUTLER LLP LETTERHEAD]

April 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust
File Nos. 333-03715 and 811-07619

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust (the “Registrant”) and it series, Nuveen Equity Market Neutral Fund, Nuveen Large Cap Core Fund, Nuveen Large Cap Growth Fund, Nuveen Large Cap Value Fund, Nuveen NWQ Global Equity Income Fund, Nuveen NWQ Large-Cap Value Fund, Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Small/Mid-Cap Value Fund and Nuveen NWQ Small-Cap Value Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on March 29, 2019.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures